EQUITY (Details Narrative)				2 Months Ended		12 Months Ended
		Nov. 15, 2024 SGD ($) $ / shares shares	Oct. 13, 2023 USD ($) $ / shares shares	Dec. 31, 2024 SGD ($) shares		Dec. 31, 2025 USD ($) shares		Dec. 31, 2025 SGD ($) shares	Dec. 31, 2024 SGD ($) shares		Dec. 31, 2025 SGD ($) shares		Dec. 02, 2025 shares
Class of Stock [Line Items]
Common stock, value			$ 100,000	$ 21,000		$ 16,000	[1]		$ 21,000		$ 21,000
Common stock, shares authorized			100,000,000	5,000,000	[1]	5,000,000	[1]		5,000,000	[1]	5,000,000	[1]
Common stock, par value | $ / shares			$ 0.001
Common stock, shares issued			5,006,666
Common stock, shares increased				5,306,666
Common stock, shares outstanding	[1]			0		0			0		0
Ordinary share, voting rights						Each Class A Ordinary Share is entitled to one vote and each Class B Ordinary Share is entitled to 20 votes on all matters subject to the vote of shareholders at general meetings of the Company		Each Class A Ordinary Share is entitled to one vote and each Class B Ordinary Share is entitled to 20 votes on all matters subject to the vote of shareholders at general meetings of the Company
Number of shares acquired						53,946		53,946	46,406
Treasury Stock, Common [Member]
Class of Stock [Line Items]
Number of shares acquired						7,540		7,540	36,454
Total purchase consideration						$ 7,000		$ 9,000	$ 48,000
Ms Hong Bee Yin [Member]
Class of Stock [Line Items]
Special share award, shares		300,000
Fair value per share | $ / shares		$ 1.16
Award fully vested total fair value of compensation | $		$ 348,000
Reverse Stock Split [Member]
Class of Stock [Line Items]
Common stock, value | $			$ 100,000
Common stock, shares authorized			33,333,333
Common stock, par value | $ / shares			$ 0.003
Reverse stock split			The Company effected the reverse share split of all issued and outstanding shares of 15,020,000 shares at a ratio of 3:1
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	[1]			23,333,333		23,333,333			23,333,333		23,333,333
Common stock, shares issued	[1]			1,806,666		1,806,666			1,806,666		1,806,666
Common stock, shares outstanding				1,806,666	[1]	1,806,666	[1]		1,806,666	[1]	1,806,666	[1]	1,806,666
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	[1]			5,000,000					5,000,000
Common stock, shares issued	[1]			3,500,000		3,500,000			3,500,000		3,500,000
Common stock, shares outstanding				3,500,000	[1]	3,500,000	[1]		3,500,000	[1]	3,500,000	[1]	3,500,000

[1]	Giving retroactive effect to the re-designation and re-classification of shares effected in December 2025, which are detailed in Note 15 to the consolidated financial statements